Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
Concentrations of Credit Risk

The Company's loan portfolio is geographically concentrated principally to borrowers throughout Cumberland, Dauphin, York, Lebanon, Lancaster and Berks counties of Pennsylvania where it has full-service stores.

The Company’s loan portfolio also has a significant concentration of loans related to the commercial real estate industry, in which the primary source of repayment is the sale or refinancing of commercial real estate or collection of rental payments. Commercial real estate loans present a greater risk of nonpayment by a borrower than other types of loans. Commercial real estate loans are collateralized by the related project (principally multi-family residential, office building, lodging, land development and other properties) and typically require owner guarantees. Maximum terms and maximum advance rates are established according to our underwriting guidelines based on our assessment of the industry and overall risk of the project being financed. Loans and loan commitments for commercial real estate and commercial construction and land development aggregated to $823.6 million at December 31, 2014.